Deferred tax assets and liabilities - Changes in deferred tax liabilities and assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	€ 7,956	€ 10,169
Additions	1,265	1,147
Deductions	(1,205)	(802)
Currency translation differences	194	283
Change in scope of consolidation		(2,778)
Other changes	(97)	(100)
Deferred tax liability (asset) at end of year	9,583	7,956
Deferred tax liabilities, gross | Changes in accounting policies (IFRS 15)
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		37
Deferred tax liabilities, gross | Increase (decrease) due to application of IFRS 16
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	1,470
Deferred tax liability (asset) at end of year		1,470
Deferred tax liabilities, gross | After initial application
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	9,426	10,206
Deferred tax liability (asset) at end of year		9,426
Deferred tax assets, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(13,356)	(13,609)
Additions	(2,091)	(1,478)
Deductions	1,407	1,523
Currency translation differences	(182)	(278)
Change in scope of consolidation		813
Other changes	(75)	(90)
Deferred tax liability (asset) at end of year	(15,767)	(13,356)
Deferred tax assets, gross | Changes in accounting policies (IFRS 15)
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		(237)
Deferred tax assets, gross | Increase (decrease) due to application of IFRS 16
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(1,470)
Deferred tax liability (asset) at end of year		(1,470)
Deferred tax assets, gross | After initial application
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(14,826)	(13,846)
Deferred tax liability (asset) at end of year		(14,826)
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	5,741	5,262
Additions	1,161	253
Deductions	(174)	(43)
Currency translation differences	34	71
Other changes	(18)	198
Deferred tax liability (asset) at end of year	6,744	5,741
Accumulated impairment | After initial application
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	5,741	5,262
Deferred tax liability (asset) at end of year		5,741
Deferred tax assets net of impairment before offsetting
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(7,615)	(8,347)
Additions	(930)	(1,225)
Deductions	1,233	1,480
Currency translation differences	(148)	(207)
Change in scope of consolidation		813
Other changes	(93)	108
Deferred tax liability (asset) at end of year	(9,023)	(7,615)
Deferred tax assets net of impairment before offsetting | Changes in accounting policies (IFRS 15)
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		(237)
Deferred tax assets net of impairment before offsetting | Increase (decrease) due to application of IFRS 16
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(1,470)
Deferred tax liability (asset) at end of year		(1,470)
Deferred tax assets net of impairment before offsetting | After initial application
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	€ (9,085)	(8,584)
Deferred tax liability (asset) at end of year		€ (9,085)